Capital Group Core Plus Income ETF
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 99.80% Mortgage-backed obligations 33.84% Federal agency mortgage-backed obligations 21.75%	Principal amount (000)	Value (000)
Fannie Mae Pool #253907 7.00% 7/1/2031 (a)	USD— (b)	— (b)
Fannie Mae Pool #625186 7.00% 1/1/2032 (a)	— (b)	— (b)
Fannie Mae Pool #AL9446 3.00% 10/1/2046 (a)	3,634	$3,278
Fannie Mae Pool #AL9521 3.00% 10/1/2046 (a)	627	566
Fannie Mae Pool #CA6078 2.50% 6/1/2050 (a)	105	89
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	45	38
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	2,187	1,767
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (a)	832	671
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (a)	93	79
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	1,484	1,202
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	671	544
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	2,146	1,731
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (a)	1,005	814
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (a)	65	53
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	927	783
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (a)	463	391
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (a)	365	309
Fannie Mae Pool #BR7124 2.00% 4/1/2051 (a)	5,418	4,371
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	5,047	4,071
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (a)	1,175	952
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	230	193
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	2,130	1,794
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	516	435
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	206	173
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	707	595
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	364	294
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (a)	814	690
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	649	547
Fannie Mae Pool #FM8662 3.00% 8/1/2051 (a)	3,073	2,704
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	1,160	977
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	727	613
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (a)	541	456
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (a)	996	804
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (a)	919	775
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (a)	774	652
Fannie Mae Pool #FS5045 2.50% 10/1/2051 (a)	421	356
Fannie Mae Pool #FM9195 2.50% 10/1/2051 (a)	38	33
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	32	27
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	27	23
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (a)	20	17
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (a)	7	5
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	957	806
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (a)	246	208
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (a)	76	64
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (a)	70	60
Capital Group Core Plus Income ETF — Page 1 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	USD1,965	$1,593
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (a)	3,506	2,953
Fannie Mae Pool #FS0381 2.50% 1/1/2052 (a)	934	787
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	812	685
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (a)	473	382
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	910	769
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (a)	374	316
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (a)	29	25
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,212	2,885
Fannie Mae Pool #FS0893 3.00% 2/1/2052 (a)	666	587
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	233	198
Fannie Mae Pool #FS4110 2.50% 3/1/2052 (a)	67	57
Fannie Mae Pool #BV2954 3.00% 3/1/2052 (a)	702	618
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (a)	1,102	890
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,047	848
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	802	649
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (a)	6,611	5,599
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	871	737
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (a)	218	184
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (a)	35	30
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (a)	2,224	1,959
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	1,010	889
Fannie Mae Pool #FS1405 3.00% 4/1/2052 (a)	632	556
Fannie Mae Pool #CB3361 3.00% 4/1/2052 (a)	609	540
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (a)	403	355
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	2,411	1,957
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (a)	761	616
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	10,370	8,782
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (a)	679	572
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (a)	93	79
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	53	45
Fannie Mae Pool #CB3586 3.00% 5/1/2052 (a)	2,325	2,049
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	939	827
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	689	607
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	1,994	1,688
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (a)	453	384
Fannie Mae Pool #FS4710 2.50% 6/1/2052 (a)	35	30
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	19,843	16,737
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	3,587	3,035
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	33	27
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	26	22
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (a)	227	192
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	184	156
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	274	241
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	9,806	7,949
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (a)	2,003	1,689
Fannie Mae Pool #BX2469 5.50% 12/1/2052 (a)	238	240
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	3,339	3,237
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	1,031	873
Fannie Mae Pool #BW4985 4.00% 2/1/2053 (a)	1,250	1,184
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	1,181	1,192
Fannie Mae Pool #FS5329 3.00% 3/1/2053 (a)	141	125
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	267	271
Fannie Mae Pool #SD3124 2.50% 6/1/2053 (a)	427	361
Capital Group Core Plus Income ETF — Page 2 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	USD5,097	$5,054
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	205	207
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (a)	1,196	1,052
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	119	105
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	2,283	2,263
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	63	53
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	1,580	1,593
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (a)	483	425
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	88	89
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	357	360
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	7,519	7,692
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	1,989	2,039
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (a)	225	207
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	236	237
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (a)	56	47
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	208	210
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (a)	3,518	3,701
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	5,145	5,177
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	2,513	2,542
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	286	288
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	5,268	5,373
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (a)	690	705
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	28	28
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,047	3,128
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	5,764	5,833
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	4,737	4,873
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	3,099	3,204
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	1,822	1,858
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (a)	11,997	12,440
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	798	829
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	474	496
Fannie Mae Pool #DB8381 5.50% 8/1/2054 (a)	526	529
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	5,369	5,480
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	4,606	4,765
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	18,712	18,821
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2,565	2,616
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1,274	1,299
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	14,344	14,839
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	23	24
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	3,031	3,048
Fannie Mae Pool #DC6011 5.50% 11/1/2054 (a)	460	463
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)(c)	126,425	124,849
Fannie Mae Pool #DC4826 5.50% 12/1/2054 (a)	3,728	3,749
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (a)	1,662	1,671
Fannie Mae Pool #DC4736 5.50% 12/1/2054 (a)	1,307	1,318
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	6,067	6,189
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (a)	4,680	4,921
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	5,609	5,640
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	3,746	3,820
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	36,429	37,714
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	27,777	28,736
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	1,924	1,962
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	1,912	1,950
Fannie Mae Pool #DD4167 6.50% 4/1/2055 (a)	17	18
Capital Group Core Plus Income ETF — Page 3 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (a)	USD128	$134
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	7,066	7,207
Fannie Mae Pool #CC1170 6.00% 5/1/2055 (a)	175	178
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	20,944	21,361
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	11,986	12,400
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	14,263	14,693
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (a)	903	951
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (a)	1,202	1,103
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (a)	15,136	15,438
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (a)	1,776	1,869
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (a)	488	514
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(d)(e)	22,860	23,049
Freddie Mac Pool #ZS4017 5.50% 9/1/2027 (a)	1	1
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (a)	1,800	1,452
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	310	261
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	122	102
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	113	95
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	780	629
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (a)	951	838
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	981	826
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	1,504	1,267
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	912	771
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	141	124
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	959	808
Freddie Mac Pool #QC9251 2.50% 10/1/2051 (a)	23	19
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	1,699	1,374
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (a)	841	708
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (a)	123	103
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)	2,393	2,107
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (a)	986	869
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (a)	388	313
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	961	810
Freddie Mac Pool #RA6492 2.50% 12/1/2051 (a)	56	47
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (a)	1,496	1,317
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	1,466	1,183
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,055	852
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	1,036	836
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	969	783
Freddie Mac Pool #SD0902 2.50% 2/1/2052 (a)	708	596
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (a)	506	428
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (a)	1,414	1,246
Freddie Mac Pool #QD7819 3.00% 2/1/2052 (a)	601	533
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,917	1,554
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	883	713
Freddie Mac Pool #QE0887 2.00% 3/1/2052 (a)	804	649
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (a)	800	677
Freddie Mac Pool #QD8972 2.50% 3/1/2052 (a)	416	353
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	886	715
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	9,625	8,148
Freddie Mac Pool #QE0170 2.50% 4/1/2052 (a)	593	502
Freddie Mac Pool #RA8828 2.50% 4/1/2052 (a)	573	484
Freddie Mac Pool #QE0323 2.50% 4/1/2052 (a)	401	339
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	263	223
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (a)	121	102
Capital Group Core Plus Income ETF — Page 4 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (a)	USD777	$684
Freddie Mac Pool #SD8206 3.00% 4/1/2052 (a)	754	664
Freddie Mac Pool #RA7130 3.00% 4/1/2052 (a)	728	640
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	264	223
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	39,966	35,208
Freddie Mac Pool #QE1237 3.50% 5/1/2052 (a)	964	887
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (a)	643	590
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	466	393
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	375	317
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	124	109
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (a)	665	630
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	18,842	15,984
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	3,268	2,753
Freddie Mac Pool #QE6097 2.50% 7/1/2052 (a)	564	476
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	183	155
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	34,984	30,815
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (a)	5,389	5,110
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (a)	1,411	1,194
Freddie Mac Pool #QE8026 2.50% 8/1/2052 (a)	342	289
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	1,203	1,060
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	890	783
Freddie Mac Pool #QF0923 2.50% 9/1/2052 (a)	617	521
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	433	365
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (a)	672	567
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (a)	1,242	1,094
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (a)	359	303
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (a)	307	260
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	3,591	3,561
Freddie Mac Pool #QG1193 5.50% 4/1/2053 (a)	294	297
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	2,273	2,254
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	3,026	3,052
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (a)	1,009	853
Freddie Mac Pool #SD8342 5.50% 6/1/2053 (a)	1,746	1,761
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (a)	166	140
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	18,048	18,200
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	4,276	4,382
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (a)	2,852	2,412
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (a)	172	146
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	1,343	1,354
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	90,236	89,412
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	4,785	4,822
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	236	242
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	21,147	21,286
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	18,001	18,386
Freddie Mac Pool #SD8403 6.50% 2/1/2054 (a)	20	20
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	40,391	40,638
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	2,174	2,218
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	806	811
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (a)	15	15
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	29	30
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,534	1,552
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	9,529	9,898
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	7,380	7,595
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	1,678	1,713
Capital Group Core Plus Income ETF — Page 5 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	USD1,337	$1,365
Freddie Mac Pool #SD6700 6.00% 8/1/2054 (a)	719	734
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	32,681	32,864
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	1,071	1,107
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (a)	4,815	4,981
Freddie Mac Pool #QJ3931 6.50% 9/1/2054 (a)	14	15
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	207	209
Freddie Mac Pool #QJ6165 5.50% 10/1/2054 (a)	204	205
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (a)	44	44
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	1,000	1,034
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	44,061	44,312
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	37,041	36,579
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	1,662	1,672
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	6,487	6,523
Freddie Mac Pool #SI2134 6.50% 1/1/2055 (a)	3,705	3,833
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	783	823
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	1,727	1,737
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,561	2,612
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (a)	228	209
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (a)	9,013	8,900
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	38,347	39,111
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	124	129
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	34,116	34,796
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (a)	7,082	7,328
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	42,880	43,733
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (a)	18,412	18,778
Freddie Mac Pool #SD8535 6.50% 5/1/2055 (a)	1,000	1,034
Freddie Mac Pool #QY2656 6.50% 5/1/2055 (a)	954	987
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (a)	462	478
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	3,876	3,953
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	17,451	17,799
Freddie Mac Pool #RJ5632 6.00% 8/1/2055 (a)	7,402	7,549
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (a)	592	622
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	8,447	8,617
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (a)	73	76
Government National Mortgage Assn. 2.50% 4/1/2056 (a)	2,100	1,807
Government National Mortgage Assn. 4.50% 4/1/2056 (a)(f)	2,600	2,512
Government National Mortgage Assn. 5.00% 4/1/2056 (a)(f)	2,600	2,575
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4,400	4,062
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	11,153	10,802
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	898	843
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,564	1,467
Government National Mortgage Assn. Pool #MB0553 4.00% 8/20/2055 (a)	74	69
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (a)(f)	18,502	14,907
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (a)(f)	50,067	42,104
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (a)(f)	57,090	52,345
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (a)(f)	14,939	14,099
Uniform Mortgage-Backed Security 5.00% 4/1/2056 (a)(f)	20,000	19,727
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (a)(f)	19,663	19,756
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (a)	31,867	25,661
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (a)(f)	42,289	35,544
Capital Group Core Plus Income ETF — Page 6 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (a)(f)	USD20,030	$18,887
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (a)(f)	51,547	51,718
		1,589,208
Commercial mortgage-backed securities 9.76%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055 (a)(e)	1,690	1,617
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.765% 6/15/2040 (a)(d)(e)	14,282	14,345
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(d)(e)	5,000	5,106
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (a)(e)	1,873	1,940
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.677% 4/15/2056 (a)(e)	3,787	3,888
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.412% 4/15/2056 (a)(e)	1,418	1,447
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.999% 8/15/2056 (a)(e)	2,242	2,355
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (a)(e)	2,989	3,161
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (a)(e)	6,530	6,740
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (a)(e)	7,100	7,285
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (a)(e)	7,925	8,137
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (a)	1,000	871
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062 (a)(e)	1,033	948
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (a)(e)	273	239
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 3/15/2064 (a)(e)	250	227
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (a)(e)	2,303	2,358
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.592% 3/15/2037 (a)(d)(e)	2,927	2,778
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055 (a)(e)	1,355	1,339
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (a)	276	272
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (a)(e)	4,242	4,371
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class B, 6.002% 12/15/2057 (a)(e)	7,000	7,199
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (a)(e)	4,464	4,641
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(e)	2,265	2,370
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class B, 6.13% 2/15/2062 (a)	8,000	8,250
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	250	219
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (a)	1,200	1,054
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (a)(e)	2,005	1,619
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.77% 5/15/2055 (a)(e)	2,988	3,056
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.77% 5/15/2055 (a)(e)	1,994	2,017
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (a)(e)	1,499	1,534
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.411% 7/15/2056 (a)(e)	2,644	2,661
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)(e)	1,681	1,744
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	3,496	3,589
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (a)(e)	2,600	2,687
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (a)(e)	6,000	6,072
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.586% 11/15/2057 (a)(e)	7,298	7,565
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (a)(e)	3,868	3,940
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (a)(e)	3,244	3,375
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (a)	6,713	6,702
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(d)(e)	15,553	15,446
BFLD Trust, Series 2025-5MW, Class D, 6.583% 10/10/2042 (a)(d)(e)	1,482	1,505
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.015% 3/15/2041 (a)(d)(e)	2,688	2,691
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.263% 3/15/2041 (a)(d)(e)	1,156	1,155
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056 (a)(e)	711	709
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (a)(e)	3,505	3,610
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056 (a)(e)	1,075	1,096
Capital Group Core Plus Income ETF — Page 7 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (a)(e)	USD7,774	$8,013
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (a)(e)	443	450
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (a)(e)	1,159	1,178
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (a)(e)	3,470	3,503
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.411% 11/15/2057 (a)(e)	9,000	9,209
BMO Mortgage Trust, Series 2024-5C8, Class B, 6.091% 12/15/2057 (a)(e)	4,000	4,063
BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 6.063% 6/15/2041 (a)(d)(e)	5,000	5,009
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.062% 6/15/2041 (a)(d)(e)	2,408	2,405
BX Commercial Mortgage Trust, Series 2024-GPA3, Class C, (1-month USD CME Term SOFR + 1.892%) 5.565% 12/15/2039 (a)(d)(e)	7,540	7,552
BX Commercial Mortgage Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 5.914% 10/15/2041 (a)(d)(e)	1,918	1,924
BX Commercial Mortgage Trust, Series 2024-FNX, Class C, (1-month USD CME Term SOFR + 2.291%) 5.964% 11/15/2041 (a)(d)(e)	10,726	10,739
BX Commercial Mortgage Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(d)(e)	13,850	13,953
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044 (a)(d)(e)	989	933
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (a)(d)(e)	24,208	24,085
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (a)(d)(e)	10,883	10,832
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 5.613% 5/15/2034 (a)(d)(e)	5,325	5,332
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.174% 9/15/2034 (a)(d)(e)	464	464
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.512% 4/15/2037 (a)(d)(e)	110	110
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.663% 1/17/2039 (a)(d)(e)	4,808	4,809
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 5.865% 3/15/2042 (a)(d)(e)	8,955	8,884
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.264% 3/15/2042 (a)(d)(e)	14,062	13,938
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.273% 7/15/2042 (a)(d)(e)	20,000	20,037
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.523% 7/15/2042 (a)(d)(e)	5,170	5,176
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044 (a)(d)(e)	2,000	1,866
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 7/15/2044 (a)(d)(e)	19,000	18,949
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.673% 7/15/2044 (a)(d)(e)	18,989	18,914
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.023% 7/15/2044 (a)(d)(e)	7,106	7,067
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(d)(e)	9,945	9,932
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 12/15/2044 (a)(d)(e)	19,984	19,880
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 5.765% 3/15/2035 (a)(d)(e)	2,887	2,888
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.861% 3/15/2035 (a)(d)(e)	241	241
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.72% 8/15/2041 (a)(d)(e)	5,768	5,727
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028 (a)(d)(e)	3,950	3,934
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(d)(e)	1,225	1,232
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (a)(e)	840	740
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(d)(e)	3,984	3,626
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (a)(d)(e)	5,155	5,199
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(d)(e)	10,935	11,047
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (a)(d)(e)	973	974
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (a)(d)(e)	875	876
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (a)(d)(e)	4,976	4,983
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.273% 10/15/2042 (a)(d)(e)	5,246	5,266
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.559% 2/10/2056 (a)(e)	1,982	2,017
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (a)(e)	973	975
Capital Group Core Plus Income ETF — Page 8 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 6.823% 12/15/2039 (a)(d)(e)	USD2,568	$2,581
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 3/15/2039 (a)(d)(e)	10,650	10,658
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.064% 3/15/2039 (a)(d)(e)	3,963	3,976
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.563% 3/15/2039 (a)(d)(e)	1,744	1,751
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.507% 3/10/2041 (a)(d)(e)	2,174	2,192
GS Mortgage Securities Trust, Series 2024-70P, Class C, 5.881% 3/10/2041 (a)(d)(e)	3,769	3,801
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (a)(d)(e)	2,987	2,992
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.963% 3/15/2042 (a)(d)(e)	4,897	4,813
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2037 (a)(d)(e)	6,000	6,003
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.613% 5/15/2037 (a)(d)(e)	2,000	2,002
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.112% 5/15/2037 (a)(d)(e)	996	997
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(d)(e)	5,381	5,509
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(d)(e)	1,260	1,272
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(d)(e)	2,564	2,599
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.591% 1/13/2040 (a)(d)(e)	20,000	20,552
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 5.923% 3/15/2042 (a)(d)(e)	11,000	11,001
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.523% 3/15/2042 (a)(d)(e)	11,000	10,999
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.915% 11/15/2039 (a)(d)(e)	6,779	6,800
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 6.962% 12/15/2039 (a)(d)(e)	8,912	8,878
Manhattan West, Series 2020-1MW, Class C, 2.412% 9/10/2039 (a)(d)(e)	5,640	5,419
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (a)(e)	4,500	4,689
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class C, 6.859% 3/15/2030 (a)(e)	7,473	7,716
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (a)(e)	950	933
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.662% 11/15/2052 (a)(e)	750	682
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (a)(e)	1,642	1,724
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10, (30-day Average USD-SOFR + 3.864%) 7.526% 3/25/2050 (a)(d)(e)	2,405	2,446
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (a)(d)(e)	1,535	1,578
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.162% 11/25/2053 (a)(d)(e)	2,699	3,102
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (a)(d)(e)	8,864	9,015
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.762% 5/25/2055 (a)(d)(e)	2,421	2,430
Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 7.412% 1/25/2051 (a)(d)(e)	910	946
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(d)(e)	6,121	6,099
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(d)(e)	6,218	6,217
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (a)(d)(e)	14,407	14,395
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.565% 2/15/2042 (a)(d)(e)	1,626	1,622
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.114% 2/15/2042 (a)(d)(e)	1,824	1,823
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(d)	435	442
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (a)(d)(e)	15,083	15,105
Capital Group Core Plus Income ETF — Page 9 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.414% 5/15/2039 (a)(d)(e)	USD1,943	$1,942
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.937% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(g)	8,900	8,891
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.623% 1/15/2039 (a)(d)(e)	3,000	2,992
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.314% 2/15/2042 (a)(d)(e)	7,732	7,624
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.013% 2/15/2042 (a)(d)(e)	3,469	3,418
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (a)	6,702	6,567
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.264% 8/15/2050 (a)(e)	1,583	1,494
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(d)(e)	2,072	2,063
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (a)(e)	3,000	2,970
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057 (a)(e)	1,997	2,049
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class B, 6.541% 1/15/2058 (a)(e)	10,000	10,374
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (a)(e)	1,723	1,780
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (a)(e)	2,000	2,057
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.541% 9/15/2058 (a)(e)	25	24
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.462% 11/15/2027 (a)(d)(e)	1,440	1,443
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(d)(e)	594	599
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (a)(d)(e)	5,875	5,881
		712,788
Collateralized mortgage-backed obligations (privately originated) 2.33%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(g)	3,164	3,169
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(d)(e)	1,425	1,416
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(d)(e)	969	951
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(d)(e)	412	411
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(d)(e)	5,602	5,475
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(d)(g)	2,130	2,109
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.176% 10/25/2039 (a)(d)(e)	14,060	14,208
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, (30-day Average USD-SOFR + 0.114%) 6.776% 1/25/2040 (a)(d)(e)	9,656	9,782
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.026% 1/25/2040 (a)(d)(e)	22,212	22,523
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.212% 5/25/2043 (a)(d)(e)	813	847
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (a)(d)(e)	1,486	1,483
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)	8,590	8,213
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 5.162% 10/25/2041 (a)(d)(e)	595	595
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.876% 1/25/2050 (a)(d)(e)	3,055	3,380
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.376% 3/25/2050 (a)(d)(e)	360	432
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.126% 6/25/2050 (a)(d)(e)	8,401	10,810
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.776% 8/25/2050 (a)(d)(e)	8,110	10,725
Capital Group Core Plus Income ETF — Page 10 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.179% 10/25/2050 (a)(d)(e)	USD7,475	$10,282
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.062% 11/25/2050 (a)(d)(e)	13,730	16,793
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.312% 12/25/2050 (a)(d)(e)	4,360	5,082
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(g)	9,154	8,899
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(d)(e)	12,740	12,863
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(d)(e)	6,390	6,346
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(g)	3,395	3,286
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (a)(d)(e)	10,372	10,374
		170,454
Total mortgage-backed obligations		2,472,450
Corporate bonds and notes 32.42% Financials 7.32%
Air Lease Corp. 4.85% 3/24/2031 (d)	1,185	1,171
Air Lease Corp. 5.50% 3/24/2036 (d)	985	971
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (g)	EUR520	644
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (g)	300	359
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (g)	USD71	71
Aon Corp. 3.90% 2/28/2052	2,567	1,876
Aon North America, Inc. 5.45% 3/1/2034	2,975	3,039
Apollo Debt Solutions BDC 5.70% 1/23/2031 (d)	3,350	3,270
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (d)	3,740	3,668
Ares Capital Corp. 5.25% 4/12/2031	6,700	6,481
Ares Strategic Income Fund 5.55% 4/15/2031 (d)	11,710	11,223
Aretec Group, Inc. 7.50% 4/1/2029 (d)	175	174
Aretec Group, Inc. 10.00% 8/15/2030 (d)	319	339
Athene Global Funding 5.543% 8/22/2035 (d)	3,810	3,743
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (g)	1,080	1,020
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (g)	1,000	900
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (g)	4,110	4,162
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (g)	1,080	1,131
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (g)	2,425	2,474
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (g)	12,110	11,954
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (d)	6,878	6,733
BlackRock Funding, Inc. 5.25% 3/14/2054	2,190	2,039
Block, Inc. 5.625% 8/15/2030 (d)	1,410	1,403
Block, Inc. 6.50% 5/15/2032	2,200	2,221
Block, Inc. 6.00% 8/15/2033 (d)	3,025	2,978
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (d)(g)	200	197
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(g)	11,015	11,536
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (d)(g)	8,190	7,988
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (d)	1,725	1,714
Brown & Brown, Inc. 5.25% 6/23/2032	5,664	5,657
Brown & Brown, Inc. 5.55% 6/23/2035	5,779	5,774
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(g)	2,837	2,855
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (g)	1,700	1,744
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (g)	6,851	7,083
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (g)	1,674	1,715
Capital Group Core Plus Income ETF — Page 11 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (g)	USD6,700	$6,568
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (g)	675	709
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,745	8,797
Chubb INA Holdings, LLC 4.90% 8/15/2035	2,170	2,138
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (g)	500	458
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (g)	1,238	1,092
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (g)	415	375
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (g)	1,087	1,162
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034) (g)	100	101
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (g)	1,788	1,826
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (g)	15,590	15,643
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	1,000	846
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (d)	10,828	10,082
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (d)	2,141	1,863
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (d)(g)	600	599
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (g)	943	951
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (g)	750	788
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (g)	EUR100	116
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (g)	3,050	3,639
FS KKR Capital Corp. 6.125% 1/15/2030	USD2,065	1,967
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (g)	150	147
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (g)	415	369
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (g)	8,505	8,828
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (g)	8,650	8,682
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (g)	500	491
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (g)	15,180	14,706
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (g)	1,310	1,281
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (g)	4,293	3,233
Goldman Sachs Group, Inc. 5.734% 1/25/2056 (USD-SOFR + 1.696% on 1/28/2055) (g)	1,450	1,417
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (d)	8,450	8,204
Golub Capital Private Credit Fund 5.60% 4/15/2031 (d)	1,985	1,895
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (g)	600	610
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027) (g)	375	373
ION Platform Finance US, Inc. 8.75% 5/1/2029 (d)	13,270	12,355
ION Platform Finance US, Inc. 9.50% 5/30/2029 (d)	7,202	6,787
ION Platform Finance US, Inc. 9.00% 8/1/2029 (d)	9,850	9,142
ION Platform Finance US, Inc. 7.875% 9/30/2032 (d)	2,390	1,853
Jane Street Group, LLC 7.125% 4/30/2031 (d)	510	525
Jane Street Group, LLC 6.125% 11/1/2032 (d)	1,715	1,697
Jane Street Group, LLC 6.75% 5/1/2033 (d)	1,820	1,848
Jefferies Financial Group, Inc. 5.50% 2/15/2036	12,240	11,755
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (g)	30	26
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (g)	15,969	16,462
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (g)	11,149	10,829
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (g)	200	196
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (g)	8,260	8,120
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (g)	950	941
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	14,074	14,022
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	1,100	1,090
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	9,320	8,747
Mastercard, Inc. 4.55% 1/15/2035	2,525	2,481
MetLife, Inc. 5.375% 7/15/2033	300	310
Capital Group Core Plus Income ETF — Page 12 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	USD2,522	$2,550
Metropolitan Life Global Funding I 5.05% 1/8/2034 (d)	6,105	6,139
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (g)	471	470
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (g)	160	162
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (g)	289	289
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (g)	1,411	1,416
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034) (g)	463	471
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (g)	5,821	6,045
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (g)	22,484	21,744
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (g)	13,000	12,741
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (g)	1,750	1,790
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (g)	1,063	1,010
Navient Corp. 5.50% 3/15/2029	1,620	1,486
Navient Corp. 5.625% 8/1/2033	30,231	23,601
OneMain Finance Corp. 7.50% 5/15/2031	6,938	6,979
OneMain Finance Corp. 7.125% 11/15/2031	5,305	5,261
OneMain Finance Corp. 7.125% 9/15/2032	5,010	4,940
Osaic Holdings, Inc. 8.00% 8/1/2033 (d)	2,335	2,307
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (g)	EUR210	261
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (g)	1,900	2,273
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (g)	USD500	502
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (g)	7,445	8,227
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (g)	273	281
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (g)	11,521	11,672
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (g)	2,750	2,808
Starwood Property Trust, Inc. 5.75% 1/15/2031 (d)	2,785	2,754
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (g)	276	280
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (g)	6,564	6,566
Synchrony Financial 7.25% 2/2/2033	6,199	6,336
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (g)	9,270	9,150
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (g)	1,755	1,779
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (g)	1,972	2,056
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (g)	8,242	8,505
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (g)	3,048	2,954
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (g)	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (g)	4,505	4,655
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (g)	8,660	8,853
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (d)(g)	2,520	2,312
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (g)	1,050	1,055
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (g)	11,843	12,124
Wells Fargo & Co. 4.892% 9/15/2036 (USD-SOFR + 1.34% on 9/15/2035) (g)	150	146
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (g)	200	195
		534,620
Health care 3.89%
1261229 B.C., Ltd. 10.00% 4/15/2032 (d)	2,865	2,936
AbbVie, Inc. 5.05% 3/15/2034	10,649	10,812
AbbVie, Inc. 4.75% 3/15/2036	2,664	2,615
AbbVie, Inc. 5.35% 3/15/2044	625	609
AbbVie, Inc. 5.55% 3/15/2056	2,656	2,599
AbbVie, Inc. 5.50% 3/15/2064	1,164	1,111
Accendra Health, Inc. 4.50% 3/31/2029 (d)	2,300	1,391
Accendra Health, Inc. 6.625% 4/1/2030 (d)	8,345	3,977
Capital Group Core Plus Income ETF — Page 13 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 4.20% 3/1/2033	USD8,830	$8,526
Amgen, Inc. 5.25% 3/2/2033	7,403	7,600
Amgen, Inc. 4.85% 2/19/2036	11,293	11,100
Amgen, Inc. 4.875% 3/1/2053	725	629
Amgen, Inc. 5.65% 3/2/2053	15,022	14,559
Amgen, Inc. 5.75% 3/2/2063	6,950	6,690
Ascension Health 4.923% 11/15/2035	1,635	1,616
Baxter International, Inc. 5.65% 12/15/2035	7,428	7,258
Baxter International, Inc. 3.132% 12/1/2051	12,859	7,367
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (d)	2,350	2,315
Bristol-Myers Squibb Co. 5.20% 2/22/2034	846	868
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	319
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,113	10,708
Centene Corp. 2.50% 3/1/2031	9,950	8,355
Centene Corp. 2.625% 8/1/2031	7,221	6,042
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (d)	75	71
Cigna Group (The) 5.25% 1/15/2036	4,100	4,107
Cigna Group (The) 6.00% 1/15/2056	2,000	2,005
CVS Health Corp. 1.875% 2/28/2031	50	44
CVS Health Corp. 5.45% 9/15/2035	13,938	13,997
CVS Health Corp. 6.00% 6/1/2044	3,100	3,054
CVS Health Corp. 6.05% 6/1/2054	9,310	9,041
CVS Health Corp. 6.20% 9/15/2055	9,859	9,774
CVS Health Corp. 6.00% 6/1/2063	1,210	1,149
CVS Health Corp. 6.25% 9/15/2065	1,500	1,467
DaVita, Inc. 6.75% 7/15/2033 (d)	1,990	2,026
Elevance Health, Inc. 5.00% 1/15/2036	8,500	8,330
Elevance Health, Inc. 4.55% 5/15/2052	203	164
Elevance Health, Inc. 5.70% 9/15/2055	3,000	2,855
Endo Finance Holdings, LP 8.50% 4/15/2031 (d)	2,455	2,572
Gilead Sciences, Inc. 5.25% 10/15/2033	650	672
Gilead Sciences, Inc. 5.10% 6/15/2035	4,558	4,607
Grifols SA 7.50% 5/1/2030	EUR2,500	2,997
HCA, Inc. 3.625% 3/15/2032	USD79	73
Humana, Inc. 5.75% 4/15/2054	4,267	3,840
Molina Healthcare, Inc. 6.50% 2/15/2031 (d)	2,555	2,515
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,653
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	13,236	12,310
Sotera Health Holdings, LLC 7.375% 6/1/2031 (d)	1,700	1,758
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	10,934	10,939
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,337	1,333
Tenet Healthcare Corp. 6.75% 5/15/2031	1,200	1,227
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	460	456
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,121	1,120
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	982	1,007
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,513	5,499
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,394
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,338	2,617
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	2,664	2,736
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,000	1,485
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	7,390	7,489
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	904	898
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	224
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,502
Capital Group Core Plus Income ETF — Page 14 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD14,956	$15,264
UnitedHealth Group, Inc. 5.50% 7/15/2044	5,420	5,234
UnitedHealth Group, Inc. 4.75% 5/15/2052	455	383
UnitedHealth Group, Inc. 5.95% 6/15/2055	12,417	12,518
		284,408
Communication services 3.48%
Alphabet, Inc. 4.375% 11/15/2032	878	873
Alphabet, Inc. 4.70% 11/15/2035	2,416	2,388
Alphabet, Inc. 4.80% 2/15/2036	2,245	2,236
Altice France 6.50% 3/15/2032 (d)	346	329
Altice France 6.875% 7/15/2032 (d)	2,623	2,488
AT&T, Inc. 2.55% 12/1/2033	1,850	1,566
AT&T, Inc. 3.50% 9/15/2053	4,270	2,802
AT&T, Inc. 3.55% 9/15/2055	1,900	1,237
CCO Holdings, LLC 4.75% 2/1/2032 (d)	1,789	1,619
CCO Holdings, LLC 4.50% 5/1/2032	800	715
CCO Holdings, LLC 7.00% 2/1/2033 (d)	4,900	4,918
CCO Holdings, LLC 4.50% 6/1/2033 (d)	2,785	2,427
CCO Holdings, LLC 4.25% 1/15/2034 (d)	2,967	2,541
CCO Holdings, LLC 7.375% 2/1/2036 (d)	8,220	8,193
Charter Communications Operating, LLC 4.40% 4/1/2033	890	833
Charter Communications Operating, LLC 6.65% 2/1/2034	580	605
Charter Communications Operating, LLC 4.80% 3/1/2050	9,173	6,787
Charter Communications Operating, LLC 3.70% 4/1/2051	23,220	14,385
Charter Communications Operating, LLC 3.90% 6/1/2052	21,063	13,422
Charter Communications Operating, LLC 5.25% 4/1/2053	23,768	18,658
Charter Communications Operating, LLC 6.70% 12/1/2055	3,593	3,436
Comcast Corp. 5.65% 6/1/2054	6,574	6,063
Connect Finco SARL 9.00% 9/15/2029 (d)	12,980	13,652
DIRECTV Financing, LLC 8.875% 2/1/2030 (d)	2,675	2,672
DISH Network Corp. 11.75% 11/15/2027 (d)	1,450	1,495
EchoStar Corp. 10.75% 11/30/2029	3,478	3,759
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (d)	711	711
Gray Media, Inc. 10.50% 7/15/2029 (d)	7,311	7,773
Gray Media, Inc. 4.75% 10/15/2030 (d)	140	108
Gray Media, Inc. 5.375% 11/15/2031 (d)	1,829	1,360
Gray Media, Inc. 9.625% 7/15/2032 (d)	1,390	1,391
Lindblad Expeditions, LLC 7.00% 9/15/2030 (d)	1,070	1,093
Meta Platforms, Inc. 4.875% 11/15/2035	12,019	11,796
Meta Platforms, Inc. 5.50% 11/15/2045	2,343	2,219
Meta Platforms, Inc. 4.45% 8/15/2052	725	571
Meta Platforms, Inc. 5.40% 8/15/2054	7,613	6,901
Meta Platforms, Inc. 5.625% 11/15/2055	10,701	10,038
Meta Platforms, Inc. 5.75% 11/15/2065	2,408	2,238
News Corp. 3.875% 5/15/2029 (d)	369	356
Nexstar Media, Inc. 6.50% 9/15/2033 (d)	7,300	7,360
Nexstar Media, Inc. 7.25% 4/15/2034 (d)	6,287	6,312
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (d)	1,360	1,410
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (d)	1,615	1,692
Orange 5.00% 1/13/2036 (d)	11,043	10,851
Orange 5.75% 1/13/2056 (d)	253	252
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	944	912
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)	1,950	1,827
Capital Group Core Plus Income ETF — Page 15 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	USD13,689	$12,441
Snap, Inc. 6.875% 3/1/2033 (d)	6,090	5,756
T-Mobile USA, Inc. 5.15% 4/15/2034	150	151
T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,193
T-Mobile USA, Inc. 5.75% 1/15/2054	252	242
Univision Communications, Inc. 8.00% 8/15/2028 (d)	3,460	3,514
Univision Communications, Inc. 4.50% 5/1/2029 (d)	5,802	5,455
Univision Communications, Inc. 7.375% 6/30/2030 (d)	10,131	9,934
Univision Communications, Inc. 8.50% 7/31/2031 (d)	8,664	8,713
Univision Communications, Inc. 9.375% 8/1/2032 (d)	2,400	2,475
Verizon Communications, Inc. 1.75% 1/20/2031	300	263
Verizon Communications, Inc. 5.25% 4/2/2035	240	240
Verizon Communications, Inc. 5.00% 1/15/2036	2,000	1,959
Verizon Communications, Inc. 5.401% 7/2/2037	40	40
Verizon Communications, Inc. 2.85% 9/3/2041	52	37
Verizon Communications, Inc. 3.55% 3/22/2051	200	140
Verizon Communications, Inc. 3.875% 3/1/2052	782	572
Verizon Communications, Inc. 5.875% 11/30/2055	340	331
Verizon Communications, Inc. 2.987% 10/30/2056	337	198
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	3,438	2,274
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	33	20
		254,218
Energy 3.09%
3R Lux SARL 9.75% 2/5/2031 (d)	585	601
Antero Resources Corp. 5.40% 2/1/2036	2,445	2,406
APA Corp. 5.25% 2/1/2042	615	527
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)	2,565	2,564
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (d)	1,050	1,066
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	1,660	1,690
Blue Racer Midstream, LLC 7.00% 7/15/2029 (d)	675	698
Borr IHC, Ltd. 10.00% 11/15/2028 (d)	1,814	1,862
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	505	513
Cheniere Energy, Inc. 4.625% 10/15/2028	175	175
CNX Resources Corp. 7.375% 1/15/2031 (d)	185	190
CNX Resources Corp. 7.25% 3/1/2032 (d)	5,171	5,332
CNX Resources Corp. 5.875% 3/1/2034 (d)	820	799
Comstock Resources, Inc. 5.875% 1/15/2030 (d)	4,207	4,076
ConocoPhillips Co. 3.80% 3/15/2052	5,420	3,963
Constellation Oil Services Holding SA 9.375% 11/7/2029 (d)	4,290	4,465
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)	1,440	1,462
Crescent Energy Finance, LLC 7.875% 4/15/2032 (d)	1,955	1,999
Crescent Energy Finance, LLC 7.375% 1/15/2033 (d)	6,979	6,982
Devon Energy Corp. 5.75% 9/15/2054	2,770	2,605
Diamondback Energy, Inc. 5.15% 1/30/2030	731	746
Diamondback Energy, Inc. 5.75% 4/18/2054	3,367	3,186
Diamondback Energy, Inc. 5.90% 4/18/2064	1,777	1,683
Ecopetrol SA 7.75% 2/1/2032	1,750	1,769
Ecopetrol SA 8.875% 1/13/2033	3,408	3,590
Ecopetrol SA 8.375% 1/19/2036	2,555	2,593
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (d)	1,055	983
EQT Corp. 7.50% 6/1/2030	25	27
EQT Corp. 4.75% 1/15/2031	1,994	1,984
Expand Energy Corp. 5.875% 2/1/2029 (d)	425	425
Capital Group Core Plus Income ETF — Page 16 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Expand Energy Corp. 6.75% 4/15/2029 (d)	USD860	$861
Exxon Mobil Corp. 3.452% 4/15/2051	3,405	2,428
Genesis Energy, LP 8.25% 1/15/2029	1,017	1,051
Genesis Energy, LP 7.875% 5/15/2032	2,795	2,876
Genesis Energy, LP 6.75% 3/15/2034	1,080	1,076
GeoPark, Ltd. 8.75% 1/31/2030 (d)	4,750	4,683
Global Partners, LP 8.25% 1/15/2032 (d)	285	296
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (d)	5,000	5,023
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (d)	845	865
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	75	76
Hilcorp Energy I, LP 6.00% 4/15/2030 (d)	135	131
Hilcorp Energy I, LP 6.25% 4/15/2032 (d)	3,312	3,208
Kodiak Gas Services, LLC 6.50% 10/1/2033 (d)	995	1,006
Kodiak Gas Services, LLC 6.75% 10/1/2035 (d)	995	1,012
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (d)	825	843
Leviathan Bond, Ltd. 6.75% 6/30/2030 (d)	650	661
Matador Resources Co. 6.25% 4/15/2033 (d)	2,080	2,083
MPLX, LP 5.40% 9/15/2035	1,637	1,630
Murphy Oil Corp. 6.00% 10/1/2032	675	671
MV24 Capital BV 6.748% 6/1/2034	625	624
Nabors Industries, Inc. 8.875% 8/15/2031 (d)	3,160	3,294
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (h)(i)(j)	2,177	2,177
NFE Financing, LLC 12.00% 11/15/2029 (d)(k)(l)	19,686	8,920
NGL Energy Operating, LLC 8.125% 2/15/2029 (d)	773	797
NGL Energy Operating, LLC 8.375% 2/15/2032 (d)	2,020	2,083
Noble Finance II, LLC 8.00% 4/15/2030 (d)	3,425	3,528
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (d)	1,215	1,264
Odebrecht Drilling Services, LLC 7.50% 12/1/2030 (d)	1,600	1,572
ONEOK, Inc. 4.00% 7/13/2027	50	50
ONEOK, Inc. 6.35% 1/15/2031	40	43
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	285	295
Petroleos Mexicanos 8.75% 6/2/2029	3,575	3,760
Petroleos Mexicanos 6.84% 1/23/2030	6,846	6,865
Petroleos Mexicanos 5.95% 1/28/2031	8,060	7,712
Petroleos Mexicanos 6.70% 2/16/2032	4,300	4,212
Petroleos Mexicanos 6.375% 1/23/2045	35	28
Petroleos Mexicanos 6.75% 9/21/2047	305	244
Petroleos Mexicanos 6.35% 2/12/2048	77	59
Petroleos Mexicanos 7.69% 1/23/2050	110	95
Petroleos Mexicanos 6.95% 1/28/2060	381	300
Pluspetrol SA 8.50% 5/30/2032 (d)	3,884	4,039
Raizen Fuels Finance SA 6.70% 2/25/2037 (d)	4,230	2,287
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (d)	3,198	3,257
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)	210	217
Shell Finance US, Inc. 2.75% 4/6/2030	75	71
Shell Finance US, Inc. 3.00% 11/26/2051 (d)	4,726	3,012
SM Energy Co. 8.375% 7/1/2028 (d)	1,625	1,671
SM Energy Co. 8.625% 11/1/2030 (d)	4,025	4,249
SM Energy Co. 8.75% 7/1/2031 (d)	4,445	4,649
SM Energy Co. 9.625% 6/15/2033 (d)	630	696
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (d)	1,360	1,400
Sunoco, LP 7.00% 5/1/2029 (d)	1,250	1,284
Sunoco, LP 4.50% 4/30/2030	150	145
Sunoco, LP 5.625% 3/15/2031 (d)	595	593
Capital Group Core Plus Income ETF — Page 17 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco, LP 5.375% 7/15/2031 (d)	USD1,975	$1,961
Sunoco, LP 7.25% 5/1/2032 (d)	2,551	2,641
Sunoco, LP 6.25% 7/1/2033 (d)	1,724	1,733
Sunoco, LP 5.875% 3/15/2034 (d)	630	623
Sunoco, LP 5.625% 7/15/2034 (d)	1,555	1,532
Talos Production, Inc. 9.00% 2/1/2029 (d)	705	734
Talos Production, Inc. 9.375% 2/1/2031 (d)	1,685	1,787
Targa Resources Corp. 5.40% 7/30/2036	1,990	1,976
TotalEnergies Capital SA 5.488% 4/5/2054	760	730
Transocean Aquila, Ltd. 8.00% 9/30/2028 (d)	763	785
Transocean International, Ltd. 8.75% 2/15/2030 (d)	475	496
Transocean International, Ltd. 8.50% 5/15/2031 (d)	1,210	1,270
Transocean International, Ltd. 7.875% 10/15/2032 (d)	645	690
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (d)	1,630	1,721
USA Compression Partners, LP 7.125% 3/15/2029 (d)	1,340	1,372
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (d)	1,549	1,585
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	2,019	1,874
Venture Global LNG, Inc. 8.125% 6/1/2028 (d)	750	767
Venture Global LNG, Inc. 8.375% 6/1/2031 (d)	6,933	7,214
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (d)	1,025	1,055
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (d)	6,865	7,550
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (d)	2,875	2,999
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (d)	1,200	1,250
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (d)	2,400	2,691
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (d)	2,325	2,464
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (d)	3,425	3,585
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (d)	3,637	3,685
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	46	47
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (d)	2,195	2,226
		225,976
Consumer discretionary 3.00%
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,555	1,429
Advance Auto Parts, Inc. 3.50% 3/15/2032	9,340	8,066
Advance Auto Parts, Inc. 7.375% 8/1/2033 (d)	6,541	6,630
Allied Universal Holdco, LLC 4.625% 6/1/2028 (d)	802	784
Allied Universal Holdco, LLC 6.875% 6/15/2030 (d)	5,235	5,311
Amazon.com, Inc. 4.875% 3/13/2036	2,990	2,964
Amazon.com, Inc. 3.95% 4/13/2052	400	307
Amazon.com, Inc. 5.80% 3/13/2056	5,078	5,077
AutoNation, Inc. 5.89% 3/15/2035	9,050	9,241
Caesars Entertainment, Inc. 6.50% 2/15/2032 (d)	2,000	1,978
Carnival Corp. 5.125% 5/1/2029 (d)	1,945	1,932
Carnival Corp. 7.00% 8/15/2029 (d)	5,370	5,573
Carnival Corp. 5.75% 3/15/2030 (d)	7,957	8,024
Carnival Corp. 6.125% 2/15/2033 (d)	9,565	9,666
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (d)	465	481
Fertitta Entertainment, LLC 4.625% 1/15/2029 (d)	350	335
Ford Motor Co. 3.25% 2/12/2032	940	817
Ford Motor Co. 6.10% 8/19/2032	770	777
Ford Motor Co. 4.75% 1/15/2043	995	752
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	601
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,464
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,713
Capital Group Core Plus Income ETF — Page 18 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.95% 5/28/2027	USD1,065	$1,065
Ford Motor Credit Co., LLC 5.918% 3/20/2028	4,926	4,990
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,000	1,035
Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	248
Ford Motor Credit Co., LLC 7.20% 6/10/2030	5,590	5,892
Ford Motor Credit Co., LLC 5.73% 9/5/2030	4,241	4,238
Ford Motor Credit Co., LLC 6.054% 11/5/2031	8,166	8,206
Ford Motor Credit Co., LLC 6.532% 3/19/2032	3,469	3,562
Ford Motor Credit Co., LLC 5.753% 4/6/2033	10,200	10,015
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,578	1,658
Ford Motor Credit Co., LLC 6.125% 3/8/2034	3,347	3,317
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,856	2,883
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	74
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,184
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,003	1,988
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,592	5,695
General Motors Financial Co., Inc. 6.15% 7/15/2035	3,561	3,684
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	4,300	3,819
Genting New York, LLC 7.25% 10/1/2029 (d)	625	628
Gildan Activewear, Inc. 5.40% 10/7/2035 (d)	1,290	1,259
Great Canadian Gaming Corp. 8.75% 11/15/2029 (d)	1,275	1,245
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	600	564
Home Depot, Inc. 4.95% 6/25/2034	1,150	1,159
Home Depot, Inc. 4.65% 9/15/2035	7,107	6,932
Home Depot, Inc. 5.40% 6/25/2064	9,221	8,686
Hyundai Capital America 1.65% 9/17/2026 (d)	100	99
International Game Technology PLC 5.25% 1/15/2029 (d)	650	645
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (d)	1,335	1,300
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (d)	1,350	1,406
Lithia Motors, Inc. 3.875% 6/1/2029 (d)	308	293
Lithia Motors, Inc. 4.375% 1/15/2031 (d)	900	846
Macys Retail Holdings, LLC 5.875% 3/15/2030 (d)	17	17
McDonald’s Corp. 4.95% 3/3/2035	778	774
Newell Brands, Inc. 8.50% 6/1/2028 (d)	1,265	1,306
Newell Brands, Inc. 6.375% 5/15/2030	5,251	5,045
Newell Brands, Inc. 6.625% 5/15/2032	11,113	10,647
Newell Brands, Inc. 7.375% 4/1/2036	2,045	1,885
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (d)	2,884	2,782
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (d)	11,709	12,057
Party City Holdings, Inc. 0% 8/27/2030 (h)	148	3
Prosus NV 4.987% 1/19/2052	320	244
RHP Hotel Properties, LP 5.75% 3/15/2034 (d)	645	637
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (d)	400	402
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	2,627	2,537
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	8,001	7,864
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	3,700	3,521
Sonic Automotive, Inc. 4.875% 11/15/2031 (d)	3,463	3,290
Universal Entertainment Corp. 9.875% 8/1/2029 (d)	3,130	3,032
		219,580
Consumer staples 2.29%
Albertsons Cos., Inc. 5.50% 3/31/2031 (d)	3,850	3,811
Albertsons Cos., Inc. 5.75% 3/31/2034 (d)	7,050	6,906
B&G Foods, Inc. 5.25% 9/15/2027	400	386
Capital Group Core Plus Income ETF — Page 19 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 2.259% 3/25/2028	USD100	$96
BAT Capital Corp. 4.742% 3/16/2032	450	449
BAT Capital Corp. 4.625% 3/22/2033	1,095	1,072
BAT Capital Corp. 6.421% 8/2/2033	673	730
BAT Capital Corp. 6.00% 2/20/2034	8,232	8,704
BAT Capital Corp. 5.625% 8/15/2035	12,088	12,436
BAT Capital Corp. 4.758% 9/6/2049	1,551	1,287
BAT Capital Corp. 5.65% 3/16/2052	929	861
BAT Capital Corp. 7.081% 8/2/2053	15,344	16,971
Coca-Cola Co. 5.20% 1/14/2055	1,995	1,891
Constellation Brands, Inc. 4.35% 5/9/2027	326	326
Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,671
Constellation Brands, Inc. 4.90% 5/1/2033	886	875
Coty, Inc. 6.625% 7/15/2030 (d)	490	486
Coty, Inc. 5.60% 1/15/2031 (d)	7,749	7,506
Imperial Brands Finance PLC 5.875% 7/1/2034 (d)	7,490	7,707
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (d)	2,010	2,033
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	38
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	2,949	2,875
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (d)	905	305
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (d)	250	233
Mars, Inc. 5.20% 3/1/2035 (d)	16,746	16,912
Mars, Inc. 5.65% 5/1/2045 (d)	2,039	2,015
Mars, Inc. 5.70% 5/1/2055 (d)	12,870	12,558
Mars, Inc. 5.80% 5/1/2065 (d)	730	717
Minerva Luxembourg SA 8.875% 9/13/2033 (d)	2,030	2,171
Mondelez International, Inc. 5.125% 5/6/2035	1,140	1,143
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,366
Philip Morris International, Inc. 5.375% 2/15/2033	400	411
Philip Morris International, Inc. 5.625% 9/7/2033	14,100	14,717
Philip Morris International, Inc. 5.25% 2/13/2034	7,230	7,366
Philip Morris International, Inc. 4.90% 11/1/2034	12,973	12,909
Philip Morris International, Inc. 4.625% 10/29/2035	6,367	6,127
Post Holdings, Inc. 4.625% 4/15/2030 (d)	650	624
Post Holdings, Inc. 6.25% 2/15/2032 (d)	540	546
Post Holdings, Inc. 6.375% 3/1/2033 (d)	4,500	4,437
Post Holdings, Inc. 6.25% 10/15/2034 (d)	3,380	3,313
		166,987
Information technology 2.19%
Amphenol Corp. 4.625% 2/15/2036	200	194
ams-OSRAM AG 12.25% 3/30/2029 (d)	2,365	2,517
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (d)	2,115	2,101
Black Pearl Compute, LLC 6.125% 2/15/2031 (d)	1,075	1,096
Broadcom, Inc. 5.15% 11/15/2031	2,302	2,362
Broadcom, Inc. 4.80% 10/15/2034	4,372	4,308
Broadcom, Inc. 5.20% 7/15/2035	4,730	4,769
Broadcom, Inc. 3.187% 11/15/2036 (d)	450	376
Broadcom, Inc. 4.926% 5/15/2037 (d)	6,076	5,897
Cloud Software Group, Inc. 9.00% 9/30/2029 (d)	10,315	9,960
Cloud Software Group, Inc. 8.25% 6/30/2032 (d)	5,793	5,499
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)	5,250	5,472
Intel Corp. 3.05% 8/12/2051	2,050	1,245
Intel Corp. 5.60% 2/21/2054	10,469	9,612
Capital Group Core Plus Income ETF — Page 20 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microchip Technology, Inc. 5.05% 2/15/2030	USD2,541	$2,564
NCR Atleos Corp. 9.50% 4/1/2029 (d)	900	964
Oracle Corp. 4.95% 2/4/2031	4,623	4,525
Oracle Corp. 5.35% 5/4/2033	3,093	3,012
Oracle Corp. 5.50% 8/3/2035	9,656	9,223
Oracle Corp. 5.20% 9/26/2035	19,500	18,301
Oracle Corp. 5.70% 2/4/2036	6,453	6,207
Oracle Corp. 6.50% 2/4/2046	3,509	3,276
Oracle Corp. 3.95% 3/25/2051	450	285
Oracle Corp. 5.95% 9/26/2055	14,810	12,468
Oracle Corp. 6.70% 2/4/2056	9,019	8,377
Roper Technologies, Inc. 4.90% 10/15/2034	2,525	2,439
Roper Technologies, Inc. 5.10% 9/15/2035	3,985	3,876
Synopsys, Inc. 5.15% 4/1/2035	3,800	3,809
Synopsys, Inc. 5.70% 4/1/2055	10,845	10,376
UKG, Inc. 6.875% 2/1/2031 (d)	2,150	2,103
Unisys Corp. 10.625% 1/15/2031 (d)	7,646	6,585
Viasat, Inc. 5.625% 4/15/2027 (d)	2,410	2,396
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)(j)	703	771
WULF Compute, LLC 7.75% 10/15/2030 (d)	2,845	3,008
		159,973
Utilities 2.05%
Aegea Finance SARL 9.00% 1/20/2031 (d)	300	301
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (d)	187	173
Alabama Power Co. 5.85% 11/15/2033	300	318
Comision Federal de Electricidad 6.043% 1/28/2034 (d)	492	477
Duke Energy Corp. 6.10% 9/15/2053	300	301
Edison International 4.125% 3/15/2028	250	246
Edison International 5.25% 11/15/2028	339	342
Edison International 5.25% 3/15/2032	7,636	7,565
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (g)	3,425	3,511
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(g)	1,100	1,274
Florida Power & Light Co. 5.30% 6/15/2034	150	154
Florida Power & Light Co. 4.70% 2/15/2036	1,400	1,365
Florida Power & Light Co. 5.30% 4/1/2053	60	56
Florida Power & Light Co. 5.60% 6/15/2054	2,300	2,253
Florida Power & Light Co. 5.70% 3/15/2055	1,825	1,819
Jersey Central Power & Light Co. 5.10% 1/15/2035	450	450
Long Ridge Energy, LLC 8.75% 2/15/2032 (d)	4,085	4,289
NiSource, Inc. 5.40% 6/30/2033	250	256
Pacific Gas and Electric Co. 4.65% 8/1/2028	600	601
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	745
Pacific Gas and Electric Co. 6.15% 1/15/2033	400	419
Pacific Gas and Electric Co. 5.80% 5/15/2034	375	384
Pacific Gas and Electric Co. 5.70% 3/1/2035	2,930	2,971
Pacific Gas and Electric Co. 5.20% 5/1/2036	2,477	2,415
Pacific Gas and Electric Co. 4.95% 7/1/2050	9,705	8,046
Pacific Gas and Electric Co. 3.50% 8/1/2050	18,900	12,507
Pacific Gas and Electric Co. 6.70% 4/1/2053	9,899	10,256
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,750	1,632
Pacific Gas and Electric Co. 6.15% 3/1/2055	9,110	8,808
Capital Group Core Plus Income ETF — Page 21 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.45% 2/15/2034	USD5,538	$5,520
PacifiCorp 5.80% 4/15/2036	2,125	2,143
PacifiCorp 5.35% 12/1/2053	7,337	6,298
PacifiCorp 5.50% 5/15/2054	6,461	5,671
PacifiCorp 5.80% 1/15/2055	11,170	10,211
PG&E Corp. 5.25% 7/1/2030	546	539
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (g)	6,375	6,302
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,500	1,477
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	200	203
Southern California Edison Co. 5.45% 6/1/2031	300	307
Southern California Edison Co. 4.80% 3/15/2033	3,275	3,218
Southern California Edison Co. 6.00% 1/15/2034	400	417
Southern California Edison Co. 5.20% 6/1/2034	9,584	9,517
Southern California Edison Co. 4.00% 4/1/2047	485	361
Southern California Edison Co. 3.65% 2/1/2050	1,947	1,337
Southern California Edison Co. 2.95% 2/1/2051	12,940	7,794
Southern California Edison Co. 3.45% 2/1/2052	12,630	8,275
Southern California Edison Co. 6.20% 9/15/2055	1,650	1,638
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	1,567	1,645
YPF Energia Electrica SA 7.875% 10/16/2032 (d)	2,790	2,836
		149,643
Materials 1.79%
Ball Corp. 6.00% 6/15/2029	200	203
Ball Corp. 5.50% 9/15/2033	5,490	5,498
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	315
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,546	1,579
Braskem Netherlands Finance BV 8.75% 1/12/2031 (d)	1,530	727
Braskem Netherlands Finance BV 7.25% 2/13/2033	6,107	2,839
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)	475	221
Braskem Netherlands Finance BV 8.00% 10/15/2034 (d)	6,715	3,127
Braskem Netherlands Finance BV 8.00% 10/15/2034	750	349
Braskem Netherlands Finance BV 5.875% 1/31/2050	150	63
Celanese US Holdings, LLC 6.85% 11/15/2028	1,194	1,242
Celanese US Holdings, LLC 6.50% 4/15/2030	7,554	7,714
Celanese US Holdings, LLC 7.00% 2/15/2031	685	704
Celanese US Holdings, LLC 6.879% 7/15/2032	1,921	2,007
Celanese US Holdings, LLC 7.20% 11/15/2033	7,175	7,661
Celanese US Holdings, LLC 7.375% 2/15/2034	3,665	3,758
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)	1,755	1,745
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (d)	2,723	2,725
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	600	540
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (d)	7,075	7,064
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (d)	5,150	5,042
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (d)	7,464	7,299
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	5,800	5,720
Dow Chemical Co. (The) 5.35% 3/15/2035	1,849	1,824
Dow Chemical Co. (The) 5.65% 3/15/2036	3,787	3,753
Dow Chemical Co. (The) 4.375% 11/15/2042	2,266	1,778
Dow Chemical Co. (The) 5.55% 11/30/2048	571	494
Dow Chemical Co. (The) 4.80% 5/15/2049	1,513	1,174
Dow Chemical Co. (The) 3.60% 11/15/2050	3,162	2,036
Dow Chemical Co. (The) 6.90% 5/15/2053	107	109
Capital Group Core Plus Income ETF — Page 22 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 5.60% 2/15/2054	USD7,582	$6,526
Dow Chemical Co. (The) 5.95% 3/15/2055	1,782	1,615
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (d)(g)(i)	2,117	1,111
FXI Holdings, Inc. 11.00% 11/15/2030 (d)	3,620	3,222
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (d)	113	101
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	665	660
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	645	643
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	1,909	1,886
LYB International Finance III, LLC 5.125% 1/15/2031	203	203
LYB International Finance III, LLC 5.50% 3/1/2034	1,461	1,453
LYB International Finance III, LLC 6.15% 5/15/2035	690	711
LYB International Finance III, LLC 5.875% 1/15/2036	1,510	1,516
LYB International Finance III, LLC 3.375% 10/1/2040	105	76
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (d)	2,885	2,808
Magnera Corp. 7.25% 11/15/2031 (d)	6,550	6,070
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (d)	1,395	1,396
Minera Mexico, SA de CV, 5.625% 2/12/2032 (d)	2,700	2,734
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	1,385	1,348
PT Krakatau Posco 6.375% 6/11/2029	2,900	2,918
Quikrete Holdings, Inc. 6.75% 3/1/2033 (d)	880	894
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)	365	380
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (d)	742	734
Sealed Air Corp. 6.125% 2/1/2028 (d)	607	615
Stillwater Mining Co. 4.00% 11/16/2026 (j)	600	596
Vale Overseas, Ltd. 6.40% 6/28/2054	3,971	4,025
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (d)(g)	3,050	3,004
Veritiv Operating Co. 10.50% 11/30/2030 (d)	1,680	1,748
Westlake Corp. 5.55% 11/15/2035	2,254	2,248
		130,551
Real estate 1.77%
Boston Properties, LP 2.55% 4/1/2032	2,281	1,958
Boston Properties, LP 2.45% 10/1/2033	10,612	8,592
Boston Properties, LP 6.50% 1/15/2034	3,916	4,105
Boston Properties, LP 5.75% 1/15/2035	8,199	8,157
Highwoods Realty, LP 5.35% 1/15/2033	5,200	5,080
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	930	880
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	5,522	5,074
Howard Hughes Corp. (The) 5.875% 3/1/2032 (d)	3,955	3,810
Howard Hughes Corp. (The) 6.125% 3/1/2034 (d)	4,695	4,513
Hudson Pacific Properties, LP 3.25% 1/15/2030	5,680	4,597
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,925	2,885
Kennedy-Wilson, Inc. 4.75% 2/1/2030	7,142	7,150
Kennedy-Wilson, Inc. 5.00% 3/1/2031	8,950	8,964
Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,194
Kilroy Realty, LP 6.25% 1/15/2036	3,959	3,926
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,160	1,163
MPT Operating Partnership, LP 5.00% 10/15/2027	8,763	8,165
MPT Operating Partnership, LP 8.50% 2/15/2032 (d)	10,955	11,115
Piedmont Operating Partnership, LP 5.625% 1/15/2033	1,262	1,227
Prologis, LP 5.125% 1/15/2034	3,375	3,413
Prologis, LP 5.00% 1/31/2035	747	746
Prologis, LP 5.25% 3/15/2054	580	541
Capital Group Core Plus Income ETF — Page 23 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 0% 9/30/2027 (d)	USD940	$856
Service Properties Trust 3.95% 1/15/2028	1,554	1,488
Service Properties Trust 4.95% 10/1/2029	5,550	5,033
Service Properties Trust 4.375% 2/15/2030	11,729	10,428
Service Properties Trust 8.625% 11/15/2031 (d)	10,718	11,201
Trust 2401 7.70% 1/23/2032 (d)	226	242
VICI Properties, LP 4.125% 8/15/2030 (d)	250	240
VICI Properties, LP 5.125% 5/15/2032	930	917
VICI Properties, LP 5.625% 4/1/2035	1,668	1,661
		129,321
Industrials 1.54%
Ambipar Lux SARL 9.875% 2/6/2031 (d)	800	151
Ambipar Lux SARL 10.875% 2/5/2033 (d)	1,575	242
Amentum Holdings, Inc. 7.25% 8/1/2032 (d)	1,440	1,491
BAE Systems PLC 5.30% 3/26/2034 (d)	2,264	2,320
Bidvest Group (UK) PLC 6.20% 9/17/2032	933	933
Boeing Co. (The) 3.625% 2/1/2031	1,642	1,562
Boeing Co. (The) 6.388% 5/1/2031	1,201	1,281
Boeing Co. (The) 5.705% 5/1/2040	655	656
Boeing Co. (The) 5.805% 5/1/2050	13,712	13,264
Boeing Co. (The) 6.858% 5/1/2054	6,472	7,129
Boeing Co. (The) 5.93% 5/1/2060	1,200	1,153
Canadian Pacific Railway Co. 5.20% 3/30/2035	3,650	3,718
Canadian Pacific Railway Co. 3.00% 12/2/2041	880	647
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,745	1,798
Clean Harbors, Inc. 6.375% 2/1/2031 (d)	533	542
Clean Harbors, Inc. 5.75% 10/15/2033 (d)	2,540	2,536
CoreLogic, Inc. 4.50% 5/1/2028 (d)	300	282
Eaton Corp. 4.50% 3/6/2033	1,894	1,869
Eaton Corp. 4.80% 3/6/2036	3,161	3,122
EquipmentShare.com, Inc. 8.625% 5/15/2032 (d)	1,880	1,965
EquipmentShare.com, Inc. 8.00% 3/15/2033 (d)	4,820	4,981
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (d)	3,000	2,939
Herc Holdings, Inc. 6.625% 6/15/2029 (d)	1,340	1,363
Herc Holdings, Inc. 7.00% 6/15/2030 (d)	1,905	1,955
Herc Holdings, Inc. 5.75% 3/15/2031 (d)	1,545	1,523
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	1,110	1,138
Herc Holdings, Inc. 6.00% 3/15/2034 (d)	1,615	1,563
Icahn Enterprises, LP 5.25% 5/15/2027	3,330	3,266
Icahn Enterprises, LP 9.75% 1/15/2029	9,178	9,030
Icahn Enterprises, LP 10.00% 11/15/2029 (d)	1,615	1,593
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (d)	685	688
LATAM Airlines Group SA 7.875% 4/15/2030 (d)	830	839
Norfolk Southern Corp. 4.45% 3/1/2033	78	77
Norfolk Southern Corp. 5.35% 8/1/2054	7,164	6,684
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	2,955	3,017
Regal Rexnord Corp. 6.40% 4/15/2033	2,197	2,323
RTX Corp. 2.82% 9/1/2051	925	566
RTX Corp. 5.375% 2/27/2053	1,117	1,050
Science Applications International Corp. 5.875% 11/1/2033 (d)	925	904
TransDigm, Inc. 6.25% 1/31/2034 (d)	2,100	2,125
TransDigm, Inc. 6.75% 1/31/2034 (d)	4,750	4,816
TransDigm, Inc. 6.125% 7/31/2034 (d)	2,166	2,133
Capital Group Core Plus Income ETF — Page 24 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 5.10% 2/20/2035	USD1,736	$1,768
Union Pacific Corp. 2.95% 3/10/2052	1,930	1,205
Union Pacific Corp. 4.95% 5/15/2053	6,371	5,702
Union Pacific Corp. 5.60% 12/1/2054	238	233
Waste Connections, Inc. 4.80% 7/15/2036	2,696	2,642
		112,784
Municipals 0.01%
Texas Combined Tirz I, LLC 0% 12/7/2062 (d)(h)	589	589
Total corporate bonds and notes		2,368,650
U.S. Treasury bonds & notes 24.64% U.S. Treasury 24.38%
U.S. Treasury 4.875% 4/30/2026	46,247	46,291
U.S. Treasury 4.125% 10/31/2026	6,325	6,337
U.S. Treasury 4.625% 6/15/2027	30,490	30,781
U.S. Treasury 3.625% 8/31/2027	67,339	67,157
U.S. Treasury 3.50% 9/30/2027	3,310	3,294
U.S. Treasury 3.375% 11/30/2027	44	44
U.S. Treasury 3.50% 1/31/2028	297,910	296,257
U.S. Treasury 4.25% 2/15/2028	28,213	28,435
U.S. Treasury 3.375% 2/29/2028	5,988	5,941
U.S. Treasury 3.875% 3/31/2028	62,179	62,276
U.S. Treasury 3.50% 3/15/2029	141,747	140,524
U.S. Treasury 4.00% 5/31/2030	81,744	82,041
U.S. Treasury 3.625% 8/31/2030	4,600	4,544
U.S. Treasury 3.625% 10/31/2030	10,500	10,366
U.S. Treasury 3.75% 1/31/2031	158,249	156,926
U.S. Treasury 3.50% 2/28/2031	3,533	3,465
U.S. Treasury 3.875% 3/31/2031	3,629	3,618
U.S. Treasury 4.00% 1/31/2033	47,352	46,999
U.S. Treasury 4.125% 2/15/2036	22,875	22,519
U.S. Treasury 4.75% 2/15/2041	38,980	39,175
U.S. Treasury 4.375% 5/15/2041	150,000	144,516
U.S. Treasury 4.75% 11/15/2043	50,000	49,375
U.S. Treasury 4.625% 11/15/2044	60,065	58,089
U.S. Treasury 4.875% 8/15/2045	13,200	13,153
U.S. Treasury 4.625% 2/15/2046	213,100	205,425
U.S. Treasury 4.00% 11/15/2052	35,000	30,067
U.S. Treasury 4.625% 2/15/2055	29,700	28,319
U.S. Treasury 4.75% 5/15/2055 (c)	156,152	152,016
U.S. Treasury 4.625% 11/15/2055	3,400	3,247
U.S. Treasury 4.75% 2/15/2056	40,760	39,744
		1,780,941
U.S. Treasury inflation-protected securities 0.26%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (m)	18,773	19,075
Total U.S. Treasury bonds & notes		1,800,016
Asset-backed obligations 6.98% Other asset-backed securities 2.87%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(d)	1,304	1,306
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (a)(d)	800	809
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (a)(d)	3,660	3,615
Capital Group Core Plus Income ETF — Page 25 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(d)	USD4,786	$4,875
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(d)	713	719
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(d)	7,384	7,380
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(d)	544	545
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(d)	486	305
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(d)	8,561	8,650
Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032 (a)(d)	7,083	7,090
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(d)	6,031	6,037
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(d)	3,051	3,090
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(d)	3,600	3,627
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(d)	8,384	8,386
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(d)	7,915	7,895
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(d)	5,653	5,640
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (a)(d)	11,834	11,953
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(d)	5,942	5,971
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(d)	5,734	5,744
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(d)	11,745	11,593
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(d)	858	864
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	156	131
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (a)(d)	8,617	8,682
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(d)	7,789	7,816
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(d)	2,648	2,656
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(d)	1,862	1,867
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(d)	27,802	27,743
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(d)	1,760	1,764
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(d)	967	982
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(d)	7,274	7,430
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(d)	2,329	2,336
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(d)	866	888
SCF Equipment Trust, LLC, Series 2025-2A, Class B, 4.51% 6/20/2036 (a)(d)	9,044	8,985
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(d)	1,041	1,034
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (a)(d)	2,556	2,573
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(d)	1,671	1,603
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(d)	1,629	1,536
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(d)	2,909	2,791
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(d)	7,649	7,650
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(d)	928	874
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(d)	1,502	1,513
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(d)	771	794
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (a)(d)	2,333	2,350
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(d)	1,653	1,666
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(d)	640	637
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(d)	1,563	1,556
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(d)	3,000	3,057
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(d)	3,000	3,074
		210,082
Auto loan 2.45%
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(d)	7,281	7,418
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(d)	1,922	1,930
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027 (a)(d)	399	400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028 (a)(d)	3,333	3,380
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class D, 6.36% 8/21/2028 (a)(d)	16,706	16,742
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(d)	2,369	2,436
Capital Group Core Plus Income ETF — Page 26 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029 (a)(d)	USD890	$920
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(d)	1,155	1,173
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029 (a)(d)	4,000	4,139
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(d)	1,994	2,027
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(d)	3,081	3,120
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1A, Class D, 7.20% 6/20/2030 (a)(d)	6,695	6,720
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(d)	700	726
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(d)	1,500	1,549
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(d)	2,777	2,726
CPS Auto Receivables Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (a)(d)	8,205	8,005
Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034 (a)(d)	5,769	5,956
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(d)	2,919	2,939
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	14	14
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(d)	4,000	4,391
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(d)	848	911
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(d)	1,022	1,094
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(d)	3,010	3,213
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(d)	5,403	5,806
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(d)	4,799	4,947
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (a)	4,431	4,402
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028 (a)(d)	2,335	2,340
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(d)	950	1,004
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(d)	1,900	2,049
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(d)	1,170	1,220
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (a)(d)	1,833	1,837
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(d)	336	338
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(d)	300	293
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(d)	2,389	2,345
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029 (a)(d)	2,167	2,229
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(d)	3,950	4,118
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(d)	5,000	4,938
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(d)	4,947	4,972
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(d)	2,121	2,101
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(d)	5,746	5,834
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(d)	1,966	1,973
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(d)	577	578
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(d)	537	539
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(d)	1,912	1,916
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(d)	1,196	1,196
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(d)	194	195
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(d)	8,785	8,755
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	737	749
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (a)	5,526	5,492
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(d)	4,538	4,539
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(d)	6,000	6,083
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027 (a)(d)	613	614
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(d)	3,798	3,830
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(d)	9,759	9,670
		178,831
Credit card 0.87%
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (a)(d)	11,000	11,020
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(d)	5,000	4,998
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(d)	765	770
Capital Group Core Plus Income ETF — Page 27 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(d)	USD2,021	$2,026
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029 (a)(d)	1,996	2,002
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (a)(d)	7,000	6,928
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(d)	3,176	3,175
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(d)	2,701	2,698
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(d)	2,418	2,403
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(d)	4,000	3,928
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(d)	10,363	10,408
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(d)	1,658	1,665
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(d)	996	1,000
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(d)	953	939
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(d)	9,789	9,601
		63,561
Student loan 0.79%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(d)	4,307	4,319
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(d)	4,506	4,530
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(d)	16,538	16,659
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (a)(d)	11,890	11,685
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(d)	1,331	1,205
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(d)	678	615
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (a)(d)	2,490	2,525
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(d)	77	74
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(d)	8,883	9,383
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(d)	5,000	5,159
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(d)	1,680	1,713
		57,867
Total asset-backed obligations		510,341
Bonds & notes of governments & government agencies outside the U.S. 1.66% Mexico 0.53%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (d)	22,541	22,687
United Mexican States 4.75% 4/27/2032	860	827
United Mexican States 5.85% 7/2/2032	445	447
United Mexican States 5.625% 9/22/2035	1,193	1,156
United Mexican States 6.00% 5/7/2036	6,610	6,583
United Mexican States 6.875% 5/13/2037	4,340	4,557
United Mexican States 6.625% 1/29/2038	2,165	2,212
		38,469
Colombia 0.34%
Colombia (Republic of) 5.375% 1/21/2029	3,705	3,675
Colombia (Republic of) 6.125% 1/21/2031	1,935	1,906
Colombia (Republic of) 8.00% 4/20/2033	430	454
Colombia (Republic of) 7.50% 2/2/2034	7,000	7,172
Colombia (Republic of) 8.00% 11/14/2035	3,185	3,341
Colombia (Republic of) 7.75% 11/7/2036	8,344	8,544
		25,092
Egypt 0.22%
Egypt (Arab Republic of) 5.80% 9/30/2027	200	198
Egypt (Arab Republic of) 5.875% 2/16/2031	600	554
Egypt (Arab Republic of) 8.50% 1/31/2047	5,663	4,896
Capital Group Core Plus Income ETF — Page 28 of 37

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Egypt (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.70% 3/1/2049	USD1,700	$1,493
Egypt (Arab Republic of) 8.75% 9/30/2051	1,050	923
Egypt (Arab Republic of) 8.15% 11/20/2059	600	491
Egypt (Arab Republic of) 7.50% 2/16/2061	10,330	7,874
		16,429
Brazil 0.11%
Brazil (Federative Republic of) 6.25% 5/22/2036	8,290	8,128
Panama 0.10%
Panama (Republic of) 7.50% 3/1/2031	315	345
Panama (Republic of) 2.252% 9/29/2032	1,800	1,483
Panama (Republic of) 4.50% 4/16/2050	1,200	915
Panama (Republic of) 4.50% 4/1/2056	6,130	4,543
Panama (Republic of) 7.875% 3/1/2057	260	302
		7,588
Turkey 0.09%
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	480	460
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	6,140	5,858
		6,318
Senegal 0.09%
Senegal (Republic of) 6.75% 3/13/2048	8,800	4,502
Senegal (Republic of) 6.75% 3/13/2048	3,439	1,760
		6,262
Peru 0.06%
Peru (Republic of) 5.50% 3/30/2036	3,310	3,303
Peru (Republic of) 5.875% 8/8/2054	1,275	1,232
		4,535
Nigeria 0.03%
Nigeria (Republic of) 7.875% 2/16/2032	2,350	2,383
South Africa 0.03%
South Africa (Republic of) 5.875% 4/20/2032	1,003	1,000
South Africa (Republic of) 7.10% 11/19/2036 (d)	1,150	1,176
		2,176
Dominican Republic 0.03%
Dominican Republic (Government of) 5.875% 1/30/2060	2,280	1,911
Honduras 0.02%
Honduras (Republic of) 5.625% 6/24/2030	1,117	1,110
Capital Group Core Plus Income ETF — Page 29 of 37

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Chile 0.01%	Principal amount (000)	Value (000)
Chile (Republic of) 2.45% 1/31/2031	USD400	$366
Chile (Republic of) 4.34% 3/7/2042	200	175
		541
United Arab Emirates 0.00%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (d)	300	263
India 0.00%
Export-Import Bank of India 2.25% 1/13/2031 (d)	250	223
Total bonds & notes of governments & government agencies outside the U.S.		121,428
Loans 0.21% Information technology 0.08%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (e)(n)	260	245
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (e)(n)	2,104	2,113
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (e)(n)	3,295	3,302
		5,660
Health care 0.05%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (e)(n)	1,462	1,455
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.518% 3/29/2029 (e)(n)	2,215	2,001
		3,456
Industrials 0.04%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (e)(n)	3,325	2,841
Consumer staples 0.04%
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.923% 2/11/2033 (e)(n)	2,710	2,703
Municipals 0.00%
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (h)(i)(n)	648	408
Communication services 0.00%
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.918% 6/4/2029 (e)(n)	14	14
Total loans		15,082
Municipals 0.05% Puerto Rico 0.04%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (k)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (k)	20	13
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (k)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (k)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (k)	190	126
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (k)	265	176
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (k)	210	140
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (k)	20	13
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (k)	75	50
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (k)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (k)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (k)	5	3
Capital Group Core Plus Income ETF — Page 30 of 37

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (k)	USD20	$13
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (k)	400	266
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (k)	65	43
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (k)	220	146
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (k)	55	37
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (k)	165	110
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (k)	330	220
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (k)	65	43
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (k)	355	236
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (k)	100	67
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (g)(k)	465	309
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (k)	70	47
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (k)	650	432
		2,577
California 0.01%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,080	1,097
Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (d)	863	43
Total municipals		3,717
Total bonds, notes & other debt instruments (cost: $7,335,961,000)		7,291,684
Common stocks 0.00% Energy 0.00%	Shares
New Fortress Energy, Inc., Class A (l)	89,859	53
Industrials 0.00%
AM BidCo Holdings, LLC (h)(l)	35	— (b)
Total common stocks (cost: $1,115,000)		53
Convertible stocks 0.04% Information technology 0.04%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (l)	61,600	2,773
Total convertible stocks (cost: $3,080,000)		2,773
Short-term securities 3.57% Money market investments 3.57%
Capital Group Central Cash Fund 3.71% (o)(p)	2,608,416	260,815
Total short-term securities (cost: $260,782,000)		260,815
Total investment securities 103.41% (cost $7,600,938,000)		7,555,325
Capital Group Core Plus Income ETF — Page 31 of 37

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TBA sale commitments (1.61)% Mortgage-backed obligations (1.61)% Federal agency mortgage-backed obligations (1.61)%	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00%, 4/1/2056	USD(35,764)	$(31,419)
Uniform Mortgage-Backed Security 4.50%, 4/1/2056	(17,051)	(16,458)
Uniform Mortgage-Backed Security 6.50%, 4/1/2056	(67,000)	(69,322)
Total TBA sale commitments (proceeds: $117,195,000)		(117,199)
Other assets less liabilities (1.80)%		(131,765)
Net assets 100.00%		$7,306,361
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	13,224	6/30/2026	USD2,743,257	$(19,164)
5 Year U.S. Treasury Note Futures	Long	4,118	6/30/2026	445,484	(5,678)
10 Year U.S. Treasury Note Futures	Long	3,601	6/18/2026	399,880	(1,825)
10 Year Ultra U.S. Treasury Note Futures	Short	6,235	6/18/2026	(707,770)	11,713
30 Year U.S. Treasury Bond Futures	Long	750	6/18/2026	85,406	(2,477)
					$(17,431)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	9,995	EUR	8,570	Goldman Sachs	4/14/2026	$84
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.863%	Annual	SOFR	Annual	10/29/2026	USD250,000	$260	$—	$260
3.787%	Annual	SOFR	Annual	6/12/2027	152,000	(149)	—	(149)
3.7315%	Annual	SOFR	Annual	6/20/2027	156,000	(303)	—	(303)
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	389	—	389
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	2,283	—	2,283
3.7675%	Annual	SOFR	Annual	12/3/2029	31,000	204	—	204
3.439%	Annual	SOFR	Annual	6/17/2031	176,250	(1,489)	—	(1,489)
3.4357%	Annual	SOFR	Annual	6/17/2031	176,250	(1,618)	—	(1,618)
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	1,472	—	1,472
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	2,285	—	2,285
Capital Group Core Plus Income ETF — Page 32 of 37

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.554%	Annual	6/17/2036	138,731	$3,733	$—	$3,733
SOFR	Annual	3.7363%	Annual	6/17/2036	220,987	2,604	—	2,604
SOFR	Annual	3.7917%	Annual	6/17/2036	30,282	216	—	216
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	10	—	10
3.7575%	Annual	SOFR	Annual	12/3/2044	12,000	(626)	—	(626)
4.146%	Annual	SOFR	Annual	6/17/2056	47,500	69	—	69
4.1386%	Annual	SOFR	Annual	6/17/2056	47,500	52	—	52
						$9,392	$—	$9,392
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.57%
Money market investments 3.57%
Capital Group Central Cash Fund 3.71% (o)	$333,993	$550,711	$623,833	$9	$(65)	$260,815	$3,004
Capital Group Core Plus Income ETF — Page 33 of 37

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Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (h)(i)	2/17/2026	$2,177	$2,177	0.03%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	6/23/2023	683	771	0.02
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	585	596	0.01
		$3,445	$3,544	0.06%

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $31,976,000, which represented 0.44% of the net assets of the fund.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,026,542,000, which represented 27.74% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.
(g)	Step bond; coupon rate may change at a later date.
(h)	Value determined using significant unobservable inputs.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Non-income producing.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,082,000, which represented 0.21% of the net assets of the fund.

(o)	Rate represents the seven-day yield at 3/31/2026.
(p)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Core Plus Income ETF — Page 34 of 37

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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $4,171,765,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $10,067,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held was $2,031,858,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Plus Income ETF — Page 35 of 37

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,472,450	$—	$2,472,450
Corporate bonds and notes	—	2,365,881	2,769	2,368,650
U.S. Treasury bonds & notes	—	1,800,016	—	1,800,016
Asset-backed obligations	—	510,341	—	510,341
Bonds & notes of governments & government agencies outside the U.S.	—	121,428	—	121,428
Loans	—	14,674	408	15,082
Municipals	—	3,717	—	3,717
Convertible stocks	2,773	—	—	2,773
Common stocks	53	—	—	53
Short-term securities	260,815	—	—	260,815
Total	$263,641	$7,288,507	$3,177	$7,555,325
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(117,199)	—	(117,199)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,713	$—	$—	$11,713
Unrealized appreciation on open forward currency contracts	—	84	—	84
Unrealized appreciation on centrally cleared interest rate swaps	—	13,577	—	13,577
Liabilities:
Unrealized depreciation on futures contracts	(29,144)	—	—	(29,144)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4,185)	—	(4,185)
Total	$(17,431)	$9,476	$—	$(7,955)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
Capital Group Core Plus Income ETF — Page 36 of 37

unaudited

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-306-0526
Capital Group Core Plus Income ETF — Page 37 of 37